Note 24 - Taxes - Schedule of Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Statutory income tax rates applied to accounting income	$ (1,828,000)	$ (3,387,000)
Foreign tax rates different from statutory rate	(57,000)	(152,000)
Permanent differences and other items	583,000	2,010,000
Benefit of tax losses not recognized	1,302,000	1,529,000
Provision for income taxes
CANADA
Statement Line Items [Line Items]
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%